Investment Strategy - T-REX 2X LONG KIOXIA DAILY TARGET ETF	Aug. 14, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of the Reference Asset on a daily basis. Factors such as counterparty capacity may result in the Fund not achieving its 200% daily investment objective.

The Fund will enter into one or more swap agreements with financial institutions whereby the Fund and the financial institution will agree to exchange the return earned on an investment by the Fund in the Reference Asset that is equal, on a daily basis, to 200% of the value of the Fund’s net assets.

The Adviser attempts to consistently apply leverage to obtain exposure to the Reference Asset equal to 200% of the value of the Fund's net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the industry to which Kioxia is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the industry to which Kioxia is assigned). As of the date of this prospectus, Kioxia is assigned to the technology sector and the semiconductor industry.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of the Reference Asset. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to the Reference Asset is consistent with the Fund’s investment objective. The impact of the Reference Asset’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Reference Asset has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of the Reference Asset has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. On a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Fund’s underlying security moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, a series of the REX ETF Trust, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Kioxia Holdings Corporation

Kioxia is a Japanese multinational computer memory manufacturer specializing in NAND flash memory and solid-state drives. Kioxia is headquartered in Tokyo, Japan, and its common stock is primarily listed and traded on the Tokyo Stock Exchange (TSE Prime). As of May 2026, Kioxia has a market cap of approximately $190 billion and annual revenue for 2025 was reported as approximately $15-16 billion.

Kioxia is not registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and accordingly does not currently make filings with the SEC. Information regarding Kioxia may be obtained from other sources including, but not limited to, Kioxia's website (https://www.kioxia-holdings.com/en-jp/ir.html), press releases, newspaper articles and other publicly disseminated documents. Neither the Fund nor the Adviser is responsible for the content in such other sources.

The Fund has derived all disclosures contained in this document regarding Kioxia from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Kioxia is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of Kioxia have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Kioxia could affect the value of the Fund’s investments with respect to Kioxia and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the underlying security over the same period. The Fund will lose money if the underlying security performance is flat over time, and as a result of daily rebalancing, the underlying security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying security’s performance increases over a period longer than a single day.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund’s NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Additionally, the Fund may invest between 40-80% of the Fund’s portfolio depending on the amount of collateral required by the Fund’s counterparties in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that are designed to provide, in the aggregate, 200% exposure to the price performance of the Reference Asset on a daily basis.
Strategy Portfolio Concentration [Text]	The Adviser attempts to consistently apply leverage to obtain exposure to the Reference Asset equal to 200% of the value of the Fund's net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the industry to which Kioxia is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the industry to which Kioxia is assigned). As of the date of this prospectus, Kioxia is assigned to the technology sector and the semiconductor industry.